UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Scott Whisten — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3367

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2018 (unaudited)

Shares		Value*
COMMON STOCK - 70.8%
Aerospace & Defense - 2.7%
87,190	General Dynamics Corp. (f)	$17,552,219
157,070	United Technologies Corp.	18,871,960
		36,424,179
Automobiles - 1.2%
459,400	General Motors Co.	16,878,356

Banks - 11.2%
671,550	Bank of America Corp.	20,092,776
375,940	BB&T Corp.	19,849,632
269,790	Citigroup, Inc.	18,418,563
464,580	Citizens Financial Group, Inc.	19,275,424
348,820	JPMorgan Chase & Co. (f)	37,944,640
291,280	SunTrust Banks, Inc.	19,457,504
364,640	U.S. Bancorp (f)	18,396,088
		153,434,627
Biotechnology - 1.2%
176,790	AbbVie, Inc.	17,069,074

Capital Markets - 4.0%
107,980	Ameriprise Financial, Inc.	15,139,876
185,710	Bank of New York Mellon Corp.	10,123,052
40,600	Goldman Sachs Group, Inc.	9,676,198
368,570	Morgan Stanley (f)	19,025,583
		53,964,709
Chemicals - 1.4%
183,010	Eastman Chemical Co.	18,681,661

Communications Equipment - 1.4%
438,920	Cisco Systems, Inc.	19,439,767

Containers & Packaging - 1.3%
348,580	International Paper Co.	17,972,785

Diversified Telecommunication Services - 2.7%
537,510	AT&T, Inc. (f)	17,576,577
392,250	Verizon Communications, Inc.	19,357,537
		36,934,114
Electric Utilities - 1.5%
250,400	Entergy Corp. (f)	20,430,136

Electrical Equipment - 1.3%
241,670	Eaton Corp. PLC	18,132,500

Energy Equipment & Services - 0.7%
147,400	Schlumberger Ltd.	10,105,744

Food & Staples Retailing - 1.3%
196,450	Walmart, Inc. (f)	17,377,967

Food Products - 2.7%
150,730	Ingredion, Inc.	18,251,896
464,200	Mondelez International, Inc., Class A	18,335,900
		36,587,796
Healthcare Equipment & Supplies - 2.9%
331,900	Abbott Laboratories	19,293,347
249,480	Medtronic PLC	19,990,832
		39,284,179
Healthcare Providers & Services - 2.9%
83,600	Anthem, Inc.	19,728,764
197,100	Quest Diagnostics, Inc. (f)	19,946,520
		39,675,284
Hotels, Restaurants & Leisure - 1.4%
293,740	Carnival Corp. (f)	18,523,244

Independent Power Producers & Energy Traders - 0.2%
121,218	Vistra Energy Corp. (h)	2,769,831

Industrial Conglomerates - 1.4%
131,420	Honeywell International, Inc. (f)	19,013,846

Insurance - 4.1%
214,350	Allstate Corp.	20,967,717
349,740	MetLife, Inc. (f)	16,672,106
125,780	Reinsurance Group of America, Inc.	18,791,532
		56,431,355
Multi-Utilities - 1.5%
382,400	Public Service Enterprise Group, Inc. (f)	19,942,160

Oil, Gas & Consumable Fuels - 8.8%
161,010	Chevron Corp.	20,143,961
179,600	ConocoPhillips	11,763,800
501,530	Devon Energy Corp.	18,220,585
143,980	Magellan Midstream Partners L.P. (f)(h)	9,478,203
561,100	Royal Dutch Shell PLC, Class A, ADR (f)	39,220,890
193,488	Southwestern Energy Co. (h)	793,301
235,400	TransCanada Corp.	9,992,730
88,900	Valero Energy Corp.	9,861,677
		119,475,147
Pharmaceuticals - 3.1%
20,721	Allergan PLC	3,183,782
154,500	Johnson & Johnson	19,542,705
527,194	Pfizer, Inc. (f)	19,300,572
		42,027,059
Road & Rail - 1.4%
177,390	Kansas City Southern	18,915,096

Semiconductors & Semiconductor Equipment - 2.2%
376,450	Intel Corp. (f)	19,432,349
58,960	Lam Research Corp. (f)	10,911,138
		30,343,487
Software - 1.3%
392,240	Oracle Corp. (f)	17,913,601

Technology Hardware, Storage & Peripherals - 2.8%
117,580	Apple, Inc. (f)	19,431,271
887,920	HP, Inc. (f)	19,081,401
		38,512,672
Textiles, Apparel & Luxury Goods - 1.5%
249,280	V.F. Corp.	20,159,274

Tobacco - 0.7%
178,150	Altria Group, Inc.	9,995,996

Total Common Stock (cost-$899,604,450)		966,415,646

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 21.6%
Aerospace & Defense - 0.3%
$635	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23	806,323
3,110	Arconic, Inc., 1.625%, 10/15/19	3,110,946
		3,917,269
Auto Components - 0.1%
775	Meritor, Inc., 3.25%, 10/15/37 (a)(b)	771,474

Auto Manufacturers - 0.5%
	Tesla, Inc.,
5,615	0.25%, 3/1/19	5,788,677

1,290	2.375%, 3/15/22	1,422,642
		7,211,319
Biotechnology - 1.5%
	BioMarin Pharmaceutical, Inc.,
5,050	0.599%, 8/1/24	4,869,861
2,290	1.50%, 10/15/20	2,581,844
2,265	Exact Sciences Corp., 1.00%, 1/15/25	2,214,038
2,820	Illumina, Inc., 0.50%, 6/15/21	3,535,093
1,120	Innoviva, Inc., 2.50%, 8/15/25 (a)(b)	1,212,434
1,940	Insmed, Inc., 1.75%, 1/15/25	1,818,327
1,770	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	1,770,214
2,295	Medicines Co., 2.75%, 7/15/23	2,133,861
		20,135,672
Commercial Services - 0.1%
1,835	Macquarie Infrastructure Corp., 2.875%, 7/15/19	1,830,403

Computers - 1.0%
3,570	Electronics For Imaging, Inc., 0.75%, 9/1/19	3,450,676
655	Lumentum Holdings, Inc., 0.25%, 3/15/24	731,308
2,035	Nutanix, Inc., zero coupon, 1/15/23 (a)(b)	2,524,214
2,170	Pure Storage, Inc., 0.125%, 4/15/23 (a)(b)	2,254,059
3,875	Western Digital Corp., 1.50%, 2/1/24 (a)(b)	4,053,208
		13,013,465
Diversified Financial Services - 0.9%
5,000	Encore Capital Group, Inc., 2.875%, 3/15/21	4,995,000
7,130	PRA Group, Inc., 3.00%, 8/1/20	6,858,169
		11,853,169
Electrical Equipment - 0.1%
2,195	SunPower Corp., 4.00%, 1/15/23	1,873,959

Electronics - 0.2%
2,530	OSI Systems, Inc., 1.25%, 9/1/22	2,295,975

Energy-Alternate Sources - 0.2%
	SunEdison, Inc. (c)(e),
2,915	2.625%, 6/1/23	85,950
3,820	3.375%, 6/1/25	65,587
2,205	Tesla Energy Operations, Inc., 1.625%, 11/1/19	2,053,294
		2,204,831
Engineering & Construction - 0.2%
1,665	Dycom Industries, Inc., 0.75%, 9/15/21	2,055,249

Entertainment - 0.4%
3,025	Live Nation Entertainment, Inc., 2.50%, 3/15/23 (a)(b)	2,993,268
1,900	Marriott Vacations Worldwide Corp., 1.50%, 9/15/22 (a)(b)	2,005,845
		4,999,113
Equity Real Estate Investment Trusts (REITs) - 0.7%
3,600	IH Merger Sub LLC, 3.50%, 1/15/22	4,091,990
1,965	Spirit Realty Capital, Inc., 2.875%, 5/15/19	1,958,740
4,000	Two Harbors Investment Corp., 6.25%, 1/15/22	4,144,000
		10,194,730
Healthcare-Products - 0.7%
1,945	Insulet Corp., 1.375%, 11/15/24 (a)(b)	2,205,144
3,135	NuVasive, Inc., 2.25%, 3/15/21	3,466,134
4,465	Wright Medical Group, Inc., 2.00%, 2/15/20	4,509,650
		10,180,928
Healthcare-Services - 0.3%
1,935	Molina Healthcare, Inc., 1.125%, 1/15/20	4,040,528

Internet - 2.5%
3,920	Altaba, Inc., zero coupon, 12/1/18	5,180,147
	Booking Holdings, Inc.,
2,900	0.35%, 6/15/20	4,855,876
3,800	0.90%, 9/15/21	4,811,940
	FireEye, Inc.,
1,000	1.00%, 6/1/35, Ser. A	954,953
2,150	1.625%, 6/1/35, Ser. B	2,021,378
2,170	IAC FinanceCo., Inc., 0.875%, 10/1/22 (a)(b)	2,662,627
2,620	Liberty Expedia Holdings, Inc., 1.00%, 6/30/47 (a)(b)	2,569,237

1,800	Okta, Inc., 0.25%, 2/15/23 (a)(b)	2,068,247
1,980	Palo Alto Networks, Inc., zero coupon, 7/1/19	3,476,589
	Twitter, Inc.,
2,080	0.25%, 9/15/19	1,995,966
2,150	1.00%, 9/15/21	2,022,767
1,300	Wayfair, Inc., 0.375%, 9/1/22 (a)(b)	1,210,490
		33,830,217
Iron/Steel - 0.2%
1,320	Allegheny Technologies, Inc., 4.75%, 7/1/22	2,646,355

Lodging - 0.3%
2,225	Caesars Entertainment Corp., 5.00%, 10/1/24	3,913,330

Machinery-Diversified - 0.1%
1,710	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)	1,976,734

Media - 1.5%
	DISH Network Corp.,
3,050	2.375%, 3/15/24	2,646,976
7,195	3.375%, 8/15/26	6,547,601
1,600	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	1,681,600
	Liberty Media Corp.,
2,295	1.00%, 1/30/23	2,394,998
2,815	1.375%, 10/15/23	3,243,161
3,875	2.125%, 3/31/48 (a)(b)	3,838,672
		20,353,008
Miscellaneous Manufacturing - 0.2%
2,300	Trinity Industries, Inc., 3.875%, 6/1/36	3,057,845

Oil, Gas & Consumable Fuels - 1.0%
4,240	Chesapeake Energy Corp., 5.50%, 9/15/26	3,725,264
600	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	616,513
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	1,572,500
3,000	SM Energy Co., 1.50%, 7/1/21	3,083,604
1,700	Transocean, Inc., 0.50%, 1/30/23	2,320,500
1,935	Weatherford International Ltd., 5.875%, 7/1/21	1,843,556
		13,161,937
Pharmaceuticals - 1.2%
	Jazz Investments I Ltd.,
4,030	1.50%, 8/15/24 (a)(b)	3,990,385
3,600	1.875%, 8/15/21	3,768,948
2,500	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (a)(b)	3,238,735
1,920	Paratek Pharmaceuticals, Inc., 4.75%, 5/1/24 (a)(b)	1,918,800
1,945	Sarepta Therapeutics, Inc., 1.50%, 11/15/24 (a)(b)	2,496,485
515	TESARO, Inc., 3.00%, 10/1/21	845,097
885	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C	781,012
		17,039,462
Pipelines - 0.2%
4,335	Cheniere Energy, Inc., 4.25%, 3/15/45	3,402,277

Retail - 0.1%
1,975	RH, zero coupon, 7/15/20 (a)(b)	2,055,793

Semiconductors - 3.8%
1,655	Advanced Micro Devices, Inc., 2.125%, 9/1/26	2,572,388
	Cypress Semiconductor Corp.,
4,320	2.00%, 2/1/23 (a)(b)	4,472,777
385	4.50%, 1/15/22	495,748
3,910	Intel Corp., 3.25%, 8/1/39	9,720,358
10,510	Microchip Technology, Inc., 1.625%, 2/15/27	11,879,453
5,400	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G	8,575,562
790	Novellus Systems, Inc., 2.625%, 5/15/41	4,366,563
2,910	ON Semiconductor Corp., 1.625%, 10/15/23	3,755,116
3,275	Silicon Laboratories, Inc., 1.375%, 3/1/22	3,889,063
905	Synaptics, Inc., 0.50%, 6/15/22 (a)(b)	847,620
1,605	Veeco Instruments, Inc., 2.70%, 1/15/23	1,430,910
		52,005,558
Software - 2.1%
4,320	Citrix Systems, Inc., 0.50%, 4/15/19	6,212,126
1,945	Evolent Health, Inc., 2.00%, 12/1/21	2,032,525

	Nuance Communications, Inc.,
3,375	1.00%, 12/15/35	3,159,834
1,950	1.25%, 4/1/25	1,925,818
1,555	Proofpoint, Inc., 0.75%, 6/15/20	2,353,937
1,780	Red Hat, Inc., 0.25%, 10/1/19	3,950,498
1,980	ServiceNow, Inc., zero coupon, 11/1/18	4,444,308
3,940	Workday, Inc., 0.25%, 10/1/22 (a)(b)	4,261,110
		28,340,156
Telecommunications - 0.8%
645	CalAmp Corp., 1.625%, 5/15/20	654,546
1,060	Ciena Corp., 3.75%, 10/15/18	1,386,878
2,795	Finisar Corp., 0.50%, 12/15/36	2,522,297
2,250	Gogo, Inc., 3.75%, 3/1/20	2,071,627
3,770	Viavi Solutions, Inc., 1.00%, 3/1/24	3,792,846
		10,428,194
Transportation - 0.4%
2,620	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	3,078,411
595	Echo Global Logistics, Inc., 2.50%, 5/1/20	607,812
2,065	Greenbrier Cos., Inc., 2.875%, 2/1/24	2,233,572
		5,919,795

Total Convertible Bonds & Notes (cost-$289,302,498)		294,708,745

Shares
CONVERTIBLE PREFERRED STOCK - 6.1%
Banks - 1.4%
6,455	Bank of America Corp., 7.25%, Ser. L (d)	8,217,215
8,240	Wells Fargo & Co., 7.50%, Ser. L (d)	10,552,226
		18,769,441
Commercial Services & Supplies - 0.1%
30,390	Stericycle, Inc., 5.25%, 9/15/18	1,380,314

Diversified Telecommunication Services - 0.1%
110,050	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	1,455,962

Electric Utilities - 0.4%
100,000	NextEra Energy, Inc., 6.123%, 9/1/19	5,780,000

Electronic Equipment, Instruments & Components - 0.1%
19,650	Belden, Inc., 6.75%, 7/15/19	1,705,816

Equity Real Estate Investment Trusts (REITs) - 0.7%
5,255	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	5,390,013
61,055	Welltower, Inc., 6.50%, Ser. I (d)	3,417,859
		8,807,872
Food & Beverage - 0.2%
15,970	Post Holdings, Inc., 2.50% (d)	2,412,847

Gas Utilities - 0.3%
78,185	South Jersey Industries, Inc., 7.25%, 4/15/21	4,065,620

Hand/Machine Tools - 0.3%
37,185	Stanley Black & Decker, Inc., 5.375%, 5/15/20	4,001,939

Healthcare Providers & Services - 0.6%
135,990	Anthem, Inc., 5.25%, 5/1/18	7,732,391

Healthcare-Products - 0.5%
108,135	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	6,528,110

Metal Fabricate/Hardware - 0.2%
49,065	Rexnord Corp., 5.75%, 11/15/19, Ser. A	2,939,239

Multi-Utilities - 0.2%
32,295	Sempra Energy, 6.00%, 1/15/21, Ser. A	3,320,895

Oil, Gas & Consumable Fuels - 0.8%
45,100	ATP Oil & Gas Corp., 8.00% (a)(b)(c)(d)(e)(g) (acquisition cost - $4,510,000; purchased 9/23/09)	5
90,780	Kinder Morgan, Inc., 9.75%, 10/26/18, Ser. A	2,823,258
213,230	Sanchez Energy Corp., 6.50%, Ser. B (d)	3,688,879
67,125	WPX Energy, Inc., 6.25%, 7/31/18, Ser. A	4,816,890
		11,329,032

Pharmaceuticals - 0.2%
6,225	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	2,144,201

Total Convertible Preferred Stock (cost-$101,874,538)		82,373,679

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.4%
Oil, Gas & Consumable Fuels - 0.2%
$4,647	Cobalt International Energy, Inc., 7.75%, 12/1/23	2,462,910

Pharmaceuticals - 0.2%
2,805	Herbalife Nutrition Ltd., 2.625%, 3/15/24 (a)(b)	2,963,586

Total Corporate Bonds & Notes (cost-$7,139,449)		5,426,496

Units
WARRANTS (a)(c)(e)(h) - 0.0%
Commercial Services - 0.0%
97,838	Cenveo, Inc., strike price $12.00, expires 6/10/24 (cost-$0)	4

Principal Amount (000s)
Repurchase Agreements - 1.2%
$16,725	State Street Bank and Trust Co., dated 4/30/18, 0.28%, due 5/1/18, proceeds $16,725,130; collateralized by U.S. Treasury Notes, 1.63%, due 2/15/26, valued at $1,066,962 and U.S. Treasury Notes, 3.63%, due 8/15/43, valued at $15,997,601 including accrued interest (cost-$16,725,000)	16,725,000

Total Investments, before options written (cost-$1,314,645,935)-100.1%		1,365,649,570

Total Options Written -(0.1)% (premiums received-$1,214,208) (h)(i)(j)		(1,075,386)

Total Investments, net of options written (cost-$1,313,431,727) (k)-100.0%		1,364,574,184
Other assets less other liabilities-0.0%		529,592
Net Assets-100.0%		$1,365,103,776

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)              Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $60,272,553, representing 4.4% of net assets.

(b)              144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $60,272,549, representing 4.4% of net assets.

(c)               Fair-Valued—Securities with an aggregate value of $151,546, representing less than 0.05% of net assets.

(d)              Perpetual maturity. The date shown, if any, is the next call date.

(e)               Level 3 security.

(f)                All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(g)               Restricted. The acquisition cost of such security is $4,510,000. The value is $5, representing less than 0.05% of net assets.

(h)              Non-income producing.

(i)                  Exchange traded-Chicago Board Options Exchange.

(j)                 Exchange traded option contracts outstanding at April 30, 2018:

Options written contracts outstanding at April 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Abbott Laboratories	60.00 USD	5/18/18	(1,162)	$(116,200)	$(34,279)	$(58,099)	$23,820
Apple, Inc.	167.50 USD	5/18/18	(400)	(40,000)	(150,000)	(105,997)	(44,003)
AT&T, Inc.	34.50 USD	5/18/18	(1,881)	(188,100)	(17,869)	(52,666)	34,797
Citigroup, Inc.	72.50 USD	5/18/18	(950)	(95,000)	(10,450)	(57,949)	47,499
Eastman Chemical Co.	110.00 USD	6/15/18	(641)	(64,100)	(25,640)	(55,766)	30,126
General Motors Co.	38.50 USD	5/18/18	(1,600)	(160,000)	(32,000)	(60,799)	28,799
Honeywell International, Inc.	155.00 USD	6/15/18	(460)	(46,000)	(17,480)	(55,085)	37,605
HP, Inc.	22.00 USD	5/4/18	(3,000)	(300,000)	(15,000)	(74,998)	59,998
JPMorgan Chase & Co.	115.00 USD	6/1/18	(1,221)	(122,100)	(56,166)	(146,693)	90,527
Kansas City Southern	114.00 USD	5/18/18	(600)	(60,000)	(42,000)	(89,484)	47,484
Lam Research Corp.	210.00 USD	5/18/18	(200)	(20,000)	(8,500)	(73,398)	64,898
Medtronic PLC	82.50 USD	5/18/18	(873)	(87,300)	(31,865)	(46,669)	14,804
Morgan Stanley	56.00 USD	6/1/18	(1,290)	(129,000)	(19,995)	(72,829)	52,834
Public Service Enterprise Group, Inc.	50.00 USD	5/18/18	(1,338)	(133,800)	(314,430)	(105,750)	(208,680)
Schlumberger Ltd.	71.00 USD	5/18/18	(516)	(51,600)	(25,542)	(34,298)	8,756
Valero Energy Corp.	112.00 USD	5/4/18	(311)	(31,100)	(29,545)	(22,080)	(7,465)
VF Corp.	80.00 USD	5/18/18	(950)	(95,000)	(244,625)	(101,648)	(142,977)
Total options written contracts					$(1,075,386)	$(1,214,208)	$138,822

(k)              At April 30, 2018, the aggregate cost basis of portfolio securities for federal income tax purposes was $1,315,579,463. Gross unrealized appreciation was $126,794,474; gross unrealized depreciation was $77,799,753; and net unrealized appreciation was $48,994,721. The difference between book and tax cost was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) —Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/18
Investments in Securities - Assets
Common Stock	$966,415,646	$—	$—	$966,415,646
Convertible Bonds & Notes:
Energy-Alternate Sources	—	2,053,294	151,537	2,204,831
All Other	—	292,503,914	—	292,503,914
Convertible Preferred Stock:
Food & Beverage	—	2,412,847	—	2,412,847
Healthcare-Products	—	6,528,110	—	6,528,110
Oil, Gas & Consumable Fuels	7,640,148	3,688,879	5	11,329,032
Pharmaceuticals	—	2,144,201	—	2,144,201
All Other	59,959,489	—	—	59,959,489
Corporate Bonds & Notes	—	5,426,496	—	5,426,496
Warrants	—	—	4	4
Repurchase Agreements	—	16,725,000	—	16,725,000
	1,034,015,283	331,482,741	151,546	1,365,649,570
Investments in Securities - Liabilities
Options Written:
Market Price	(1,075,386)	—	—	(1,075,386)
Totals	$1,032,939,897	$331,482,741	$151,546	$1,364,574,184

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2018, was as follows:

	Beginning Balance 1/31/18	Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 4/30/18
Investments in Securities - Assets
Convertible Bonds & Notes:
Energy-Alternate Sources	$151,538	—	$(4,625	)+	$3,216	—	$1,408	—	$—	$151,537
Convertible Preferred Stock:
Equity Real Estate Investment Trusts (REITs)	5,907,934	—	—		—	—	(517,921)	—	(5,390,013)	—
Oil, Gas & Consumable Fuels	4	—	—		—	—	1	—	—	5
Warrants	4,345	—	—		—	—	(4,341)	—	—	4
Totals	$6,063,821	—	$(4,625)		$3,216	—	$(520,853)	—	$(5,390,013)	$151,546

* Transferred out of Level 3 and into Level 1. This transfer was a result of a security with an exchange-traded closing price at April 30, 2018, which was not available on January 31, 2018.

+ Issued or removed via corporate action.

The table above includes Level 3 investments that are valued by brokers and pricing services. The inputs of these investments are not readily available or cannot be reasonably estimated.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2018 was $(2,934).

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 22, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 22, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: June 22, 2018